Note 9 - Share-based Compensation - Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stock options outstanding, beginning of period (in shares)	5,477,364	4,213,100
Balance, weighted average exercise price, beginning of period (in dollars per share)	$ 2.80	$ 2.96
Stock options granted (in shares)	254,785	1,698,452
Stock options granted, weighted average exercise price (in dollars per share)	$ 5.28	$ 2.41
Stock options exercised (in shares)		(2,488)
Stock options exercised, weighted average exercise price (in dollars per share)		$ 1.80
Stock options canceled (in shares)	(15,122)	(431,700)
Stock options canceled, weighted average exercise price (in dollars per share)	$ 14.16	$ 2.92
Stock options outstanding, end of period (in shares)	848,148	5,477,364
Balance, weighted average exercise price, end of period (in dollars per share)	$ 18.90	$ 2.80
Exercisable and vested (in shares)	390,199	2,346,990
Exercisable and vested, weighted average exercise price (in dollars per share)	$ 24.17	$ 2.72